Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2010 Portfolio℠
September 30, 2024
VIPF2010-NPRT3-1124
1.822344.119
Bond Funds - 60.2%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,435,337	41,603,460
Fidelity International Bond Index Fund (a)	681,850	6,409,387
Fidelity Long-Term Treasury Bond Index Fund (a)	662,422	6,716,961
VIP High Income Portfolio - Initial Class (a)	888,532	4,424,891
VIP Investment Grade Bond II Portfolio - Initial Class (a)	10,294,922	102,022,681
TOTAL BOND FUNDS (Cost $164,161,048)		161,177,380

Domestic Equity Funds - 12.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	92,326	5,798,988
VIP Equity-Income Portfolio - Initial Class (a)	159,962	4,685,289
VIP Growth & Income Portfolio - Initial Class (a)	198,299	6,452,649
VIP Growth Portfolio - Initial Class (a)	82,001	9,608,864
VIP Mid Cap Portfolio - Initial Class (a)	34,976	1,477,387
VIP Value Portfolio - Initial Class (a)	155,847	3,275,901
VIP Value Strategies Portfolio - Initial Class (a)	89,420	1,621,192
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,060,214)		32,920,270

International Equity Funds - 16.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	1,377,180	17,407,553
VIP Overseas Portfolio - Initial Class (a)	908,078	26,833,709
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,761,100)		44,241,262

Money Market Funds - 11.0%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $29,540,701)	4.76	29,540,701	29,540,701

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $245,523,063)	267,879,613
NET OTHER ASSETS (LIABILITIES) - 0.0%	(49,762)
NET ASSETS - 100.0%	267,829,851

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	43,902,853	3,596,984	7,398,821	492,212	(405,136)	1,907,580	41,603,460
Fidelity International Bond Index Fund	7,652,075	617,718	1,990,372	99,371	(16,031)	145,997	6,409,387
Fidelity Long-Term Treasury Bond Index Fund	9,827,697	776,945	3,761,062	195,134	(683,271)	556,652	6,716,961
VIP Contrafund Portfolio - Initial Class	5,203,651	1,018,104	1,899,270	22,413	219,660	1,256,843	5,798,988
VIP Emerging Markets Portfolio - Initial Class	16,176,839	3,398,767	5,186,584	13,764	168,550	2,849,981	17,407,553
VIP Equity-Income Portfolio - Initial Class	4,219,682	1,263,495	1,587,614	24,613	71,069	718,657	4,685,289
VIP Government Money Market Portfolio - Initial Class	35,491,219	7,874,500	13,825,018	1,130,281	-	-	29,540,701
VIP Growth & Income Portfolio - Initial Class	5,800,472	1,469,596	2,022,858	41,201	155,607	1,049,832	6,452,649
VIP Growth Portfolio - Initial Class	8,617,574	1,782,340	2,977,314	137,504	301,010	1,885,254	9,608,864
VIP High Income Portfolio - Initial Class	4,507,789	258,091	687,875	1,911	(8,550)	355,436	4,424,891
VIP Investment Grade Bond II Portfolio - Initial Class	99,453,184	13,215,413	15,380,050	61,565	(559,720)	5,293,854	102,022,681
VIP Mid Cap Portfolio - Initial Class	1,320,626	354,554	425,622	25,197	28,756	199,073	1,477,387
VIP Overseas Portfolio - Initial Class	26,309,096	3,077,889	6,129,301	98,671	464,158	3,111,867	26,833,709
VIP Value Portfolio - Initial Class	2,942,935	940,255	947,190	66,426	56,358	283,543	3,275,901
VIP Value Strategies Portfolio - Initial Class	1,456,302	472,729	473,763	21,277	26,520	139,404	1,621,192
	272,881,994	40,117,380	64,692,714	2,431,540	(181,020)	19,753,973	267,879,613

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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